LVIP T. Rowe Price 2020 Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–42.78%
INVESTMENT COMPANIES–42.78%
Equity Funds–16.49%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	113,853	$1,461,413
LVIP SSGA S&P 500 Index Fund	397,084	13,180,820
LVIP SSGA Small-Cap Index Fund	32,545	1,126,707
		15,768,940
Fixed Income Fund–19.65%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	1,815,392	18,785,673
		18,785,673
International Equity Fund–6.64%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	484,606	6,347,855
		6,347,855
Total Affiliated Investments (Cost $25,325,191)		40,902,468

UNAFFILIATED INVESTMENTS–56.88%
INVESTMENT COMPANIES–56.88%
Equity Funds–22.68%
**T. Rowe Price Emerging Markets Discovery Stock Fund	80,315	1,394,274
**T. Rowe Price Growth Stock Fund	37,146	4,514,711
**T. Rowe Price Hedged Equity Fund	359,585	4,908,330
**T. Rowe Price Mid-Cap Growth Fund	8,551	880,313
**T. Rowe Price Mid-Cap Value Fund	22,480	749,274
**T. Rowe Price New Horizons Fund	8,421	480,409
**T. Rowe Price Real Assets Fund	200,131	3,426,240
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	13,352	$745,040
**T. Rowe Price Value Fund	93,484	4,585,411
		21,684,002
Fixed Income Funds–19.76%
**T. Rowe Price Dynamic Credit Fund	144,628	1,290,085
**T. Rowe Price High Yield Fund	529,318	3,186,495
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	1,239,516	11,725,823
**T. Rowe Price U.S. Treasury Long-Term Fund	369,309	2,684,872
		18,887,275
International Equity Funds–5.52%
**T. Rowe Price Emerging Markets Stock Fund	31,083	1,307,978
**T. Rowe Price International Stock Fund	66,048	1,504,570
**T. Rowe Price International Value Equity Fund	108,919	2,470,290
		5,282,838
International Fixed Income Funds–6.65%
**T. Rowe Price Emerging Markets Bond Fund	283,973	2,737,494
**T. Rowe Price International Bond Fund	422,494	3,616,549
		6,354,043
Money Market Fund–2.27%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	2,167,597	2,167,597
		2,167,597
Total Unaffiliated Investments (Cost $46,439,162)		54,375,755

TOTAL INVESTMENTS–99.66% (Cost $71,764,353)	95,278,223
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.34%	321,328
NET ASSETS APPLICABLE TO 9,646,940 SHARES OUTSTANDING–100.00%	$95,599,551

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP T. Rowe Price 2020 Fund–1

LVIP T. Rowe Price 2020 Fund
Notes
September 30, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Number of Shares 09/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-42.78%@
Equity Funds-16.49%@
✧✧LVIP SSGA Mid-Cap Index Fund	$1,640,397	$297,252	$455,000	$24,220	$(45,456)	$1,461,413	113,853	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	14,112,978	2,891,258	4,985,000	1,821,370	(659,786)	13,180,820	397,084	—	—
✧✧LVIP SSGA Small-Cap Index Fund	1,302,519	146,565	375,000	167,384	(114,761)	1,126,707	32,545	—	—
Fixed Income Fund-19.65%@
✧✧LVIP SSGA Bond Index Fund	19,082,675	649,999	2,025,000	(176,324)	1,254,323	18,785,673	1,815,392	—	—
International Equity Fund-6.64%@
✧✧LVIP SSGA International Index Fund	6,201,953	426,961	1,725,000	543,180	900,761	6,347,855	484,606	1,960	—
Total	$42,340,522	$4,412,035	$9,565,000	$2,379,830	$1,335,081	$40,902,468		$1,960	$—

@ As a percentage of Net Assets as of September 30, 2025.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2020 Fund–2